CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
NET LOSS	$ (2,752)	$ (3,425)	$ (1,293)
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX:
Defined benefit pension plan adjustment	76	14	(28)
Foreign currency translation adjustment	(190)	203	224
Unrealized holding gain (loss) on investment in securities	620	(124)	(351)
Reclassification adjustment for loss included in net income		97
Other		(10)
Other comprehensive income (loss)	506	180	(155)
COMPREHENSIVE LOSS ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS	$ (2,246)	$ (3,245)	$ (1,448)